[PHOTO OF
TREE BRANCH                                                     August 31, 1998
APPEARS HERE]



                                Evergreen Select

                              Money Market Funds

                               Semiannual Report



                                                                     [LOGO OF
                                                                 EVERGREEN FUNDS
                                                                   APPEARS HERE]

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ................................................     1

Fund at a Glance
   Evergreen Select Money Market Fund .................................     2
   Evergreen Select Municipal Money Market Fund .......................     3
   Evergreen Select Treasury Money Market Fund ........................     4
   Evergreen Select 100% Treasury Money Market Fund ...................     5

Financial Highlights
   Evergreen Select Money Market Fund .................................     6
   Evergreen Select Municipal Money Market Fund .......................     7
   Evergreen Select Treasury Money Market Fund ........................     8
   Evergreen Select 100% Treasury Money Market Fund ...................     9
Schedule of Investments
   Evergreen Select Money Market Fund .................................    10
   Evergreen Select Municipal Money Market Fund .......................    14
   Evergreen Select Treasury Money Market Fund ........................    20
   Evergreen Select 100% Treasury Money Market Fund ...................    22

Statements of Assets and Liabilities ..................................    23

Statements of Operations ..............................................    24

Statements of Changes in Net Assets --
   Six Months Ended August 31, 1998 ...................................    25
   Year Ended February 28, 1998 .......................................    26

Combined Notes to Financial Statements ................................    27


--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

--------------------------------------------------------------------------------

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

              ------------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
              ------------------------------------------------------------------

                           Evergreen Distributor, Inc.
      Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  October 1998

Dear Shareholders:

The following report covers the Evergreen Select Money Market Funds and the six-month period ended August 31, 1998. The Evergreen Select Money Market Funds continue to provide institutional investors a relatively stable investment alternative that provides current income and liquidity.

[Photo of William M. Ennis appears here]

Market Review

At the writing of this report -- after the fiscal period ended August 31, 1998 -- the markets have experienced increased volatility, mainly due to financial and currency crises in the Asian and Russian economies. We encourage investors to remain focused on their long-term goals, and to keep short-term volatility in perspective.

[Photo of David C. Francis appears here]

Although no one can accurately predict either the timing or the degree, one thing is certain: the stock market will continue to experience ups and downs. At this time, we still believe the domestic economy is strong with low inflation, low unemployment and moderate, yet sustainable growth. We are confident that the opportunity remains to participate in the continued, dynamic growth of both U.S. and international companies.

Cost Savings

In an effort to achieve efficiencies and cost savings, we have changed the way we mail your funds' information. Wherever possible, we are trying to combine your funds' required mailings so you only receive one per household, based on the registration last name and exact address/1/. This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Evergreen remains committed to providing investment choices which match a range of investment objectives, as well as clear and accurate information on all the Evergreen Funds. Thank you for your support of Evergreen Select Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

/s/ David C. Francis

David C. Francis, C.F.A.
Chief Investment Officer,
Managing Director
First Capital Group

----------
/1/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

                                                                             ---
                                                                              1
                                                                             ---

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Select Money Market Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of August 31, 1998

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(Based on 8/31/98 portfolio assets)

                            [PIE CHART APPEARS HERE]


Commercial Paper                          56.8%
Corporate Notes/Bonds                     29.2%
Fund Agreement                             5.3%
Certificates of Deposits                   3.9%
Municipals                                 2.7%
U.S. Government Agency Notes               1.7%
Mutual Funds                               0.4%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                      [PHOTO OF KELLIE ALLEN APPEARS HERE]

                                  Kellie Allen
                              Tenure: November 1996

                     [PHOTO OF BRYAN K. WHITE APPEAR HERE]

                                 Bryan K. White
                              Tenure: November 1996

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                                 Institutional
                                            Institutional          Service
                                               Shares              Shares
                                              (Class I)          (Class IS)
Inception Date                                11/19/96            11/26/96
 ................................................................................
6-month return                                  2.80%               2.67%
 ................................................................................
One year return                                 5.71%               5.45%
 ................................................................................
Average annual total return since inception     5.69%               5.43%
 ................................................................................
7-day annualized yield                          5.49%               5.23%
 ................................................................................
30-day annualized yield                         5.49%               5.25%
 ................................................................................
6-month distributions                          $0.028              $0.026
 ................................................................................

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE CHART APPEARS HERE]

                  Date               Class I        Class IS
                  ----               -------        --------
                  Mar-98              5.60%          5.35%
                  Apr-98              5.55%          5.31%
                  May-98              5.53%          5.28%
                  Jun-98              5.49%          5.24%
                  Jul-98              5.52%          5.27%
                  Aug-98              5.49%          5.23%

                        --------------------------------
                        Total Net Assets: $3,314,096,255
                        Average Maturity: 60 days
                        --------------------------------

While the Fund strives to maintain a stable net asset value of $1.00 per share, the Fund is neither insured nor guaranteed by the FDIC or any other government entity, and share price and yield may fluctuate with market conditions.

---
 2
---

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Select Municipal Money Market Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of August 31, 1998

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(Based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Variable Rate Demand Notes                81.6%
Put Bonds                                  8.8%
Notes & Bonds                              6.0%
Commercial Paper                           3.6%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                    [PHOTO OF STEVE C. SHACHAT APPEARS HERE]

                                Steven C. Shachat
                                Tenure: May 1998

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                                Institutional
                                            Institutional         Service
                                               Shares              Shares
                                              (Class I)          (Class IS)
Inception Date                                11/20/96            11/25/96
 ................................................................................
6-month return                                  1.82%               1.69%
 ................................................................................
One year return                                 3.67%               3.41%
 ................................................................................
Average annual total return since inception     3.64%               3.39%
 ................................................................................
7-day annualized yield                          3.47%               3.22%
 ................................................................................
30-day annualized yield                         3.44%               3.19%
 ................................................................................
6-month distributions                          $0.018              $0.017
 ................................................................................

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE CHART APPEARS HERE]

                Date               Class I        Class IS
                ----               -------        --------
                Mar-98              3.61%          3.36%
                Apr-98              4.09%          3.84%
                May-98              3.81%          3.56%
                Jun-98              3.75%          3.50%
                Jul-98              3.64%          3.39%
                Aug-98              3.47%          3.22%

                         ------------------------------
                         Total Net Assets: $736,599,174
                         Average Maturity:  15 days
                         ------------------------------

While the Fund strives to maintain a stable net asset value of $1.00 per share, the Fund is neither insured nor guaranteed by the FDIC or any other government entity, and share price and yield may fluctuate with market conditions.

                                                                             ---
                                                                              3
                                                                             ---

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Select Treasury Money Market Fund
--------------------------------------------------------------------------------
                       Fund at a Glance as of August 31, 1998

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(Based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

Repurchase Agreements                        78.1%
U.S. Notes                                   15.7%
U.S. Treasury Bills                           5.8%
Mutual Fund Shares                            0.4%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                      [PHOTO OF KELLIE ALLEN APPEARS HERE]

                                  Kellie Allen
                              Tenure: November 1996

                     [PHOTO OF BRYAN K. WHITE APPEARS HERE]

                                 Bryan K. White
                              Tenure: November 1996

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                              Institutional
                                            Institutional        Service
                                               Shares            Shares
                                              (Class I)        (Class IS)
Inception Date                               11/20/96           11/27/96
 ................................................................................
6-month return                                  2.72%             2.59%
 ................................................................................
One year return                                 5.51%             5.25%
 ................................................................................
Average annual total return since inception     5.50%             5.24%
 ................................................................................
7-day annualized yield                          5.42%             5.17%
 ................................................................................
30-day annualized yield                         5.38%             5.13%
 ................................................................................
6-month distributions                          $0.027            $0.026
 ................................................................................


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE CHART APPEARS HERE]

                  Date           Class I        Class IS
                  ----           -------        --------
                  Mar-98          5.46%          5.21%
                  Apr-98          5.32%          5.07%
                  May-98          5.37%          5.12%
                  Jun-98          5.42%          5.17%
                  Jul-98          5.40%          5.15%
                  Aug-98          5.42%          5.17%

                        --------------------------------
                        Total Net Assets: $3,066,248,596
                        Average Maturity:  34 days
                        --------------------------------

While the Fund strives to maintain a stable net asset value of $1.00 per share, the Fund is neither insured nor guaranteed by the FDIC or any other government entity, and share price and yield may fluctuate with market conditions.

---
 4
---

--------------------------------------------------------------------------------
                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of August 31, 1998

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(Based on 8/31/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

U.S. Notes                      72.9%
U.S. Treasury Bills             27.1%

                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                      [PHOTO OF KELLIE ALLEN APPEAR HERE]

                                  Kellie Allen
                              Tenure: December 1997

                     [PHOTO OF BRYAN K. WHITE APPEARS HERE]

                                 Bryan K. White
                              Tenure: December 1997

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                              Institutional
                                            Institutional        Service
                                               Shares             Shares
                                              (Class I)         (Class IS)
Inception Date                                12/08/97           12/23/97
 ................................................................................
6-month return                                  2.54%              2.41%
 ................................................................................
Cumulative total return since inception         5.16%              4.89%
 ................................................................................
7-day annualized yield                          5.01%              4.77%
 ................................................................................
30-day annualized yield                         4.71%              4.71%
 ................................................................................
6-month distributions                          $0.025             $0.024
 ................................................................................

--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                           [LINE CHART APPEARS HERE]

                Date               Class I        Class IS
                ----               -------        --------
                Mar-98              5.18%          4.93%
                Apr-98              5.11%          4.86%
                May-98              4.89%          4.65%
                Jun-98              4.83%          4.58%
                Jul-98              5.08%          4.83%
                Aug-98              5.01%          4.77%

                         ------------------------------
                         Total Net Assets: $389,394,155
                         Average Maturity: 63 days
                         ------------------------------

While the Fund strives to maintain a stable net asset value of $1.00 per share, the Fund is neither insured nor guaranteed by the FDIC or any other government entity, and share price and yield may fluctuate with market conditions.

                                                                             ---
                                                                              5
                                                                             ---

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)
                  .

                                                               November 19, 1996
                             Six Months                        (Commencement of
                                Ended                          Class Operations)
                           August 31, 1998      Year Ended          through
                             (Unaudited)     February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000         $    1.000         $  1.000
 ...............................................................................
 Income from investment
  operations                      0.028              0.056            0.015
 ...............................................................................
 Less dividends (from net
  investment income)             (0.028)            (0.056)          (0.015)
                             ----------         ----------         --------
 ...............................................................................
 NET ASSET VALUE, END OF
  PERIOD                     $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ...............................................................................
 TOTAL RETURN                      2.80%              5.71%            1.57%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)         $1,845,028         $1,051,741         $575,331
 ...............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.21%(a)           0.20%            0.07%(a)
 ...............................................................................
 Expenses excluding
  indirectly paid
  expenses                         0.21%(a)           0.20%              --
 ...............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                   0.21%(a)           0.23%            0.43%(a)
 ...............................................................................
 Net investment income             5.52%(a)           5.60%            5.48%(a)
 ...............................................................................
                                                               November 26, 1996
                             Six Months                        (Commencement of
                                Ended                          Class Operations)
                           August 31, 1998      Year Ended          through
                             (Unaudited)     February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SERVICE
--------------------------------------------------------------------------------
 SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ...............................................................................
 Income from investment
  operations                      0.026              0.053            0.014
 ...............................................................................
 Less dividends (from net
  investment income)             (0.026)            (0.053)          (0.014)
                             ----------         ----------         --------
 NET ASSET VALUE, END OF
  PERIOD                     $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ...............................................................................
 ...............................................................................
 TOTAL RETURN                      2.67%              5.45%            1.40%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)         $1,469,068         $1,215,348         $867,294
 ...............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.46%(a)           0.45%            0.32%(a)
 ...............................................................................
 Expenses excluding
  indirectly paid
  expenses                         0.46%(a)           0.45%              --
 ...............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                   0.46%(a)           0.48%            0.68%(a)
 ...............................................................................
 Net investment income             5.28%(a)           5.33%            5.24%(a)
 ...............................................................................

(a) Annualized

                  See Combined Notes to Financial Statements

--------------------------------------------------------------------------------
                                   EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                November 20, 1996
                               Six Months                       (Commencement of
                                  Ended                         Class Operations)
                             August 31, 1998     Year Ended          through
                               (Unaudited)    February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $  1.000          $  1.000          $  1.000
                                --------          --------          --------
 ...............................................................................
 Income from investment
  operations                       0.018             0.036             0.010
 ...............................................................................
 Less dividends (from net
  investment income)              (0.018)           (0.036)           (0.010)
                                --------          --------          --------
 ...............................................................................
 NET ASSET VALUE, END OF
  PERIOD                        $  1.000          $  1.000          $  1.000
                                --------          --------          --------
 ...............................................................................
 TOTAL RETURN                       1.82%             3.67%             0.96%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                   $649,169          $441,988          $206,124
 ...............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           0.11%(a)          0.10%             0.05%(a)
 ...............................................................................
 Expenses excluding
  indirectly paid expenses          0.11%(a)          0.10%              --
 ...............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                    0.25%(a)          0.26%             0.45%(a)
 ...............................................................................
 Net investment income              3.65%(a)          3.63%             3.50%(a)
 ...............................................................................

                                                                November 25, 1996
                               Six Months                       (Commencement of
                                  Ended                         Class Operations)
                             August 31, 1998     Year Ended          through
                               (Unaudited)    February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SERVICE
--------------------------------------------------------------------------------
 SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $  1.000          $  1.000          $  1.000
                                --------          --------          --------
 Less dividends (from net
  investment income)              (0.017)           (0.034)           (0.008)
                                --------          --------          --------
 ...............................................................................
 NET ASSET VALUE, END OF
  PERIOD                        $  1.000          $  1.000          $  1.000
                                --------          --------          --------
 Income from investment
  operations                       0.017             0.034             0.008
 ...............................................................................
 TOTAL RETURN                       1.69%             3.41%             0.85%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                   $ 87,430          $ 61,778          $ 14,295
 ...............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           0.36%(a)          0.35%             0.30%(a)
 ...............................................................................
 Expenses excluding
  indirectly paid expenses          0.36%(a)          0.35%              --
 ...............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                    0.50%(a)          0.51%             0.70%(a)
 ...............................................................................
 Net investment income              3.35%(a)          3.34%             3.19%(a)
 ...............................................................................

(a) Annualized
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                      Select Treasury Money Market Fund
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                               November 20, 1996
                             Six Months                        (Commencement of
                                Ended              Year        Class Operations)
                           August 31, 1998         Ended            through
                             (Unaudited)     February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ...............................................................................
 Income from investment
  operations                      0.027              0.055            0.015
 ..............................................................................
 Less dividends (from net
  investment income)             (0.027)            (0.055)          (0.015)
                             ----------         ----------         --------
 ..............................................................................
 NET ASSET VALUE, END OF
  PERIOD                     $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ..............................................................................
 TOTAL RETURN                      2.72%              5.51%            1.49%
 ..............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..............................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)         $1,799,286         $1,256,701         $367,771
 ..............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.23%(a)           0.18%            0.06%(a)
 ..............................................................................
 Expenses excluding
  indirectly paid
  expenses                         0.23%(a)           0.18%             --
 ..............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                   0.25%(a)           0.23%            0.45%(a)
 ..............................................................................
 Net investment income             5.69%(a)           5.42%            5.24%(a)
 ..............................................................................

                                                               November 27, 1996
                             Six Months                        (Commencement of
                                Ended              Year        Class Operations)
                           August 31, 1998         Ended            through
                             (Unaudited)     February 28, 1998 February 28, 1997
--------------------------------------------------------------------------------
 INSTITUTIONAL SERVICE
--------------------------------------------------------------------------------
 SHARES
 NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ..............................................................................
 Income from investment
  operations                      0.026              0.052            0.013
 ..............................................................................
 Less dividends (from net
  investment income)             (0.026)            (0.052)          (0.013)
                             ----------         ----------         --------
 NET ASSET VALUE, END OF
  PERIOD                     $    1.000         $    1.000         $  1.000
                             ----------         ----------         --------
 ..............................................................................
 TOTAL RETURN                      2.59%              5.25%            1.33%
 ..............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ..............................................................................
 NET ASSETS, END OF
  PERIOD (THOUSANDS)         $1,266,963         $1,005,059         $509,369
 ..............................................................................
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.47%(a)           0.43%            0.31%(a)
 ..............................................................................
 Expenses excluding
  indirectly paid
  expenses                         0.47%(a)           0.43%             --
 ..............................................................................
 Expenses excluding
  waivers and/or
  reimbursements                   0.48%(a)           0.48%            0.70%(a)
 ..............................................................................
 Net investment income             5.12%(a)           5.17%            4.98%(a)
 ..............................................................................

(a) Annualized

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                    Select 100% Treasury Money Market Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                December 8, 1997
                                                 Six Months     (Commencement of
                                                    Ended       Class Operations)
                                               August 31, 1998       through
                                                 (Unaudited)    February 28, 1998
--------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000          $  1.000
                                                  --------          --------
 ...............................................................................
 Income from investment operations                   0.025             0.012
 ...............................................................................
 Less dividends (from net investment income)        (0.025)           (0.012)
                                                  --------          --------
 ...............................................................................
 NET ASSET VALUE, END OF PERIOD                   $  1.000          $  1.000
                                                  --------          --------
 ...............................................................................
 TOTAL RETURN                                         2.54%             1.18%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)            $357,754          $245,004
 ...............................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                             0.20%(a)          0.20%(a)
 ...............................................................................
 Expenses excluding indirectly paid expenses          0.20%(a)          0.20%(a)
 ...............................................................................
 Expenses excluding waivers and/or
  reimbursements                                      0.38%(a)          0.60%(a)
 ...............................................................................
 Net investment income                                5.01%(a)          5.18%(a)
 ...............................................................................
                                                                December 23, 1997
                                                 Six Months     (Commencement of
                                                    Ended       Class Operations)
                                               August 31, 1998       through
                                                 (Unaudited)    February 28, 1998
--------------------------------------------------------------------------------
 INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000          $  1.000
                                                  --------          --------
 ...............................................................................
 Income from investment operations                   0.024             0.009
 ...............................................................................
 Less dividends (from net investment income)        (0.024)           (0.009)
                                                  --------          --------
 ...............................................................................
 NET ASSET VALUE, END OF PERIOD                   $  1.000          $  1.000
                                                  --------          --------
 ...............................................................................
 TOTAL RETURN                                         2.41%             0.93%
 ...............................................................................
 RATIOS/SUPPLEMENTAL DATA
 ...............................................................................
 NET ASSETS, END OF PERIOD (THOUSANDS)            $ 31,640          $  5,497
 ...............................................................................
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                             0.45%(a)          0.42%(a)
 ...............................................................................
 Expenses excluding indirectly paid expenses          0.45%(a)          0.42%(a)
 ...............................................................................
 Expenses excluding waivers and/or
  reimbursements                                      0.63%(a)          0.82%(a)
 ...............................................................................
 Net investment income                                4.82%(a)          4.74%(a)
 ...............................................................................

(a) Annualized
                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
    Amount                                                            Value
--------------------------------------------------------------------------------

 CERTIFICATES OF DEPOSIT - 3.9%
 $ 10,000,000 ABN-Amro Australia Ltd.,
               6.50%, 12/30/98.................................   $   10,015,246
   50,000,000 Banque National de Paris (New York),
               5.69%, 2/26/99..................................       50,000,000
   20,000,000 Rabobank Nederland,
               5.75%, 4/27/99..................................       19,993,756
   37,000,000 Societe Generale (New York),
               5.60%, 9/1/98...................................       36,999,349
              Swiss Bank (New York):
    3,000,000 5.82%, 10/2/98...................................        2,999,898
    3,000,000 5.85%, 11/20/98..................................        2,999,786
    8,000,000 Swiss Bank Corp. (New York),
               5.65%, 3/5/99...................................        7,998,058
                                                                  --------------
              Total Certificates of Deposit
               (cost $131,006,094).............................      131,006,093
                                                                  --------------
 COMMERCIAL PAPER - 56.8%
              ASSET-BACKED - 23.0%
   30,000,000 Clipper Receivables Corp.,
               5.54%, 9/11/98..................................       29,953,833
  102,348,000 Concord Minutemen,
               5.56%, 9/18/98..................................      102,079,280
  115,606,000 Greenwich Funding Corp.,
               5.56%, 9/2/98...................................      115,588,145
   21,723,000 KZH Holding Corp.,
               5.57%, 9/14/98..................................       21,679,307
   13,086,000 KZH Pamco Corp.,
               5.57%, 9/14/98..................................       13,059,679
   11,501,000 Lyon Short Term Funding Corp.,
               5.57%, 9/14/98..................................       11,477,867
  100,000,000 Metris Owner Trust,
              5.58%, 9/2/98....................................       99,984,500
   70,000,000 Moat Funding LLC,
              5.57%, 9/22/98...................................       69,772,558
              Thames Asset Global Security:
   30,000,000 5.54%, 9/8/98....................................       29,967,683
   75,000,000 5.55%, 9/15/98...................................       74,838,125
   32,967,000 5.55%, 10/8/98...................................       32,778,951
   50,000,000 Windmill Funding Corp.,
              5.55%, 9/17/98...................................       49,876,667
  110,498,000 Wood Street Funding Corp.,
              5.57%, 9/1/98....................................      110,498,000
                                                                  --------------
                                                                     761,554,595
                                                                  --------------
              BANKS - 1.2%
    7,000,000 NationsBank,
              5.55%, 2/11/99...................................        6,998,500
              Societe Generale,
    3,000,000 5.76%, 10/9/98...................................        2,999,746
    5,000,000 5.82%, 4/1/99....................................        4,999,444
              Unibanco,
               (LOC: West Deutche Landes Bank)
   10,000,000 5.49%, 4/15/99...................................        9,655,350
   15,000,000 5.49%, 4/15/99...................................       14,483,025
                                                                  --------------
                                                                      39,136,065
                                                                  --------------
              BROKERS - 1.0%
  10,000,000 Credit Suisse First Boston,
               5.61%, 9/3/98...................................        9,996,944
              Merrill Lynch & Company Inc.,
    5,000,000  5.65%, 9/21/98..................................        4,984,667
   15,000,000 5.67%, 10/16/98..................................       14,898,187
    5,000,000 Morgan Stanley Group Inc.,
               Series E,
               5.73%, 11/26/98.................................        5,004,963
                                                                  --------------
                                                                      34,884,761
                                                                  --------------
              ELECTRICAL EQUIPMENT & SERVICES - 0.4%
              General Electric Co.,
    5,000,000  5.57%, 9/2/98...................................        4,999,254
   10,000,000 5.70%, 9/21/98...................................        9,969,334
                                                                  --------------
                                                                      14,968,588
                                                                  --------------
              FINANCE - 23.0%
              Banner Receivables Corp.,
   13,987,000  5.65%, 9/11/98..................................       13,965,048
   13,976,000 5.65%, 9/14/98...................................       13,947,485
   34,970,000 5.67%, 9/2/98....................................       34,964,493
   25,408,000 5.67%, 9/14/98...................................       25,355,977
   31,233,000 5.68%, 9/2/98....................................       31,228,072
   30,125,000 Barton Capital Corp.,
               5.55%, 10/6/98..................................       29,962,450
   10,000,000 Beta Finance Inc.,
               5.69%, 3/5/99...................................       10,000,000
              Broadway Capital Corp.,
   18,190,000 5.64%, 9/2/98....................................       18,187,150
   20,092,000 5.65%, 9/11/98...................................       20,060,467
   40,221,000 5.65%, 9/24/98...................................       40,075,813
   35,198,000 5.66%, 9/3/98....................................       35,186,932
   17,350,000 5.67%, 9/10/98...................................       17,325,407
   25,443,000 5.68%, 10/7/98...................................       25,298,484
   10,000,000 Centauri Corp.,
               5.59%, 9/15/98..................................       10,000,000
              CIT Group Holdings Inc.,
   10,000,000 5.62%, 9/2/98....................................        9,998,472
   10,000,000 5.62%, 9/4/98....................................        9,995,417
              Gotham Funding Corp.,
   36,000,000 5.64%, 9/18/98...................................       35,904,120
   40,000,000 5.67%, 9/11/98...................................       39,937,000
   51,497,000 5.68%, 9/2/98....................................       51,488,875
              Lexington Parker Capital Corp.,
   55,000,000 5.55%, 9/15/98...................................       54,881,292
   71,302,000 5.57%, 9/9/98....................................       71,213,744
   50,000,000 Monte Rosa Capital Corp.,
               5.56%, 10/6/98..................................       49,729,722
   40,000,000 Orix America Inc.,
               (LOC: Norin Chukin Bank)
               5.69%, 10/26/98.................................       40,000,000
    5,000,000 Paccar Financial Corp.,
               5.59%, 10/23/98.................................        4,961,722
              Park Avenue Receivables Corp.,
   30,000,000 5.55%, 10/9/98...................................       29,824,250
   37,984,000 5.57%, 9/14/98...................................       37,907,599
                                                                  --------------
                                                                     761,399,991
                                                                  --------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
    Amount                                             Value
--------------------------------------------------------------------------------

 COMMERCIAL PAPER - CONTINUED
              FOOD & BEVERAGE PRODUCTS - 0.1%
 $  5,000,000 Campbell Soup Co.,
               5.70%, 10/5/98.................................... $    4,974,500
                                                                  --------------
              INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 2.9%
   20,000,000 Chevron Oil Finance Co.,
               5.60%, 9/8/98.....................................     19,978,650
   25,000,000 Hertz Corp.,
               5.55%, 10/6/98....................................     24,865,104
   50,000,000 Johnson Control, Inc.,
               5.58%, 9/17/98....................................     49,876,000
                                                                    ------------
                                                                      94,719,754
                                                                  --------------
              INSURANCE - 3.0%
              Aetna Services Inc.,
   50,000,000 5.56%, 9/16/98.....................................     49,884,167
   50,000,000 5.56%, 9/18/98.....................................     49,868,721
                                                                  --------------
                                                                      99,752,888
                                                                  --------------
              MANUFACTURING - DISTRIBUTING - 1.1%
   35,621,000 Minolta Corp.,
               5.83%, 9/10/98....................................     35,569,083
                                                                  --------------
              TELECOMMUNICATION SERVICES & EQUIPMENT - 1.1%
   30,000,000 GTE Corp.,
               5.55%, 9/1/98.....................................     30,000,000
    5,000,000 Motorola Inc.,
               5.62%, 9/25/98....................................      4,981,733
                                                                  --------------
                                                                      34,981,733
                                                                  --------------
              Total Commercial Paper
               (cost $1,881,941,958).............................  1,881,941,958
                                                                  --------------
 CORPORATE BONDS & NOTES - 29.1%
              AUTOMOTIVE EQUIPMENT & MANUFACTURING - 1.8%
   25,000,000 American Honda Finance Corp.,
               5.68%, 10/22/98...................................     25,000,543
    5,085,000 GMAC,
               6.40%, 5/19/99....................................      5,104,124
              GMAC, MTN,
    1,500,000 6.05%, 10/9/98.....................................      1,500,006
    5,340,000 6.25%, 9/8/98......................................      5,340,242
   23,995,000 7.375%, 4/15/99....................................     24,227,154
                                                                  --------------
                                                                      61,172,069
                                                                  --------------
              BANKS - 7.3%
              Abbey National PLC,
               Treasury Services, MTN,
    5,000,000 5.59%, 2/3/99......................................      4,998,981
   25,000,000 5.72%, 1/29/99.....................................     25,000,000
   50,000,000 5.72%, 2/26/99.....................................     50,000,000
   22,000,000 Bankers Trust New York Corp., FRN,
              5.67%, 9/1/98......................................     22,000,000
   14,430,000 Chase New York Corp.,
              9.75%, 6/15/99.....................................     14,863,318
   40,000,000 Credit Suisse First Boston Inc.,
               MTN,
              5.70%, 9/1/98......................................     40,000,000
    5,600,000 First Interstate Bancorp, MTN,
              9.375%, 11/15/98...................................      5,637,370
   25,500,000 Huntington National Bank,
              6.15%, 1/21/99.....................................     25,535,620
   12,950,000 National City Capital Trust I,
              6.75%, 6/1/99......................................     13,035,409
    9,069,000 Sovran Financial Corp.,
              9.75%, 6/15/99.....................................      9,334,132
   25,000,000 Swedbank Sparbanken Svenge,
              5.85%, 5/14/99.....................................     24,991,645
    7,790,000 Urban Mortgage Bank, FRN,
              5.50%, 11/9/98.....................................      7,781,100
                                                                  --------------
                                                                     243,177,575
                                                                  --------------
              BROKERS - 7.2%
   30,000,000 Goldman Sachs Group LP,
              5.69%, 9/15/98 (a)...............................       30,000,000
   25,000,000 JP Morgan & Co., Inc., MTN,
              5.75%, 3/10/99...................................       25,000,000
              Lehman Brothers Holdings Inc.,
   55,000,000 5.77%, 9/21/98...................................       55,000,000
   11,500,000 6.30%, 8/11/99...................................       11,564,384
   17,200,000 6.84%, 9/25/98...................................       17,208,618
    2,250,000 7.625%, 7/15/99..................................        2,284,066
    9,760,000 8.375%, 2/15/99..................................        9,866,868
    5,500,000 8.875%, 11/1/98..................................        5,525,099
    2,500,000 Lehman Brothers Inc.,
              10.00%, 5/15/99..................................        2,568,655
    9,360,000 Merrill Lynch & Co., Inc., MTN,
              6.77%, 4/15/99...................................        9,411,884
   10,000,000 Morgan Stanley Dean Witter,
              5.79%, 9/12/98...................................       10,000,000
              Salomon Inc.,
    1,100,000 5.50%, 1/15/99...................................        1,099,025
   35,000,000 5.73%, 10/26/98..................................       35,000,636
   15,000,000 6.02%, 11/25/98..................................       15,000,000
    3,830,000 6.22%, 11/19/98..................................        3,831,556
    4,765,000 6.70%, 12/1/98...................................        4,772,668
                                                                  --------------
                                                                     238,133,459
                                                                  --------------
              COMMERCIAL SERVICES - 3.9%
              PHH Corp., MTN,
   14,000,000 5.59%, 9/25/98...................................       13,998,335
   25,000,000 5.69%, 11/25/98..................................       24,998,422
   20,000,000 5.71%, 9/17/98...................................       20,000,000
   50,000,000 5.86%, 7/26/99...................................       50,002,145
   20,000,000 5.875%, 8/4/99...................................       20,000,000
                                                                  --------------
                                                                     128,998,902
                                                                  --------------
              CONSUMER PRODUCTS & SERVICES - 0.1%
    2,150,000 Pepsico Inc.,
              7.625%, 12/18/98.................................        2,160,204
                                                                  --------------
              FINANCE - 7.8%
   25,000,000 Bravo Trust,
               FRN, Series 1997-1-A,
              5.74%, 10/15/98 (a)..............................       25,000,000
   35,000,000 Caterpillar Financial Services,
              5.62%, 10/7/98...................................       34,985,521
   50,000,000 Centauri Finance, FRN,
              5.60%, 9/1/98....................................       50,000,000

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
    Amount                                                           Value
--------------------------------------------------------------------------------

 CORPORATE BONDS & NOTES - CONTINUED
              FINANCE - CONTINUED
 $  6,000,000 Folk Financial, Series A,
              (LOC: First of America Bank N.A.)
              5.60%, VRDN.....................................   $    6,000,000
    6,540,000 Greyhound Financial Corp.,
              6.75%, 3/25/99..................................        6,571,931
    7,850,000 Heller Financial Inc., MTN,
              6.64%, 5/13/99..................................        7,898,610
   40,000,000 IBM Credit Corp., MTN,
              5.58%, 9/1/98...................................       39,991,525
    3,500,000 Paccar Financial Corp., MTN,
               5.77%, 9/15/98.................................        3,499,824
    2,900,000 Pitney Bowes Credit Corp., MTN,
               6.30%, 9/23/98.................................        2,900,755
   30,000,000 Restructured Asset Certificates,
               5.75%, 9/18/98 (a).............................       30,000,000
   25,000,000 Sigma Finance,
               5.70%, 3/2/99..................................       25,000,000
    6,500,000 Tokai Financial Services Inc.,
               6.20%, 6/18/99.................................        6,528,665
              Transamerica Finance Corp.,
    3,800,000 5.74%, 12/9/98..................................        3,797,328
    6,160,000 6.80%, 3/15/99..................................        6,195,131
    4,660,000 Volkswagen International Finance,
               9.75%, 10/27/98................................        4,683,861
    6,500,000 Wise Investments LLC,
               (LOC: First of America Bank)
               5.60%, VRDN....................................        6,500,000
                                                                 --------------
                                                                    259,553,151
                                                                 --------------
              INSURANCE - 0.6%
   13,404,000 Hartford National Corp.,
               9.85%, 6/1/99..................................       13,782,774
    5,000,000 ITT Hartford Group,
               8.20%, 10/15/98................................        5,012,724
                                                                 --------------
                                                                     18,795,498
                                                                 --------------
              RETAILING & WHOLESALE - 0.1%
    2,000,000 Sears Roebuck Acceptance Corp.,
               MTN,
               6.22%, 3/25/99.................................        2,004,928
                                                                 --------------
              LOCAL DEBT - 0.3%
   11,015,000 Manitoba Province Canada,
               9.50%, 9/15/98.................................       11,029,182
                                                                 --------------
              Total Corporate Bonds & Notes
               (cost $965,024,968)............................      965,024,968
                                                                 --------------
 FUNDING AGREEMENTS - 5.3%
    5,000,000 Allstate Insurance Co.,
               5.70%, 9/1/98 (a)..............................        5,000,000
   75,000,000 General American,
               Cash Manager  Plus,
               5.85%, 9/1/98..................................       75,000,000
   50,000,000 Jackson National Funding,
               5.93%, 7/20/99 (a).............................       50,000,000
   25,000,000 Jackson National Life Insurance Co.,
               5.91%, 6/29/99 (a).............................       25,000,000
   20,000,000 Peoples' Security Life,
               5.78%, 9/24/98 (a).............................       20,000,000
                                                                 --------------
              Total Funding Agreements
               (cost $175,000,000)............................      175,000,000
                                                                 --------------
 GOVERNMENT AGENCY BONDS & NOTES - 1.7%
              Federal Home Loan Bank,
   10,000,000 5.61%, 1/29/99..................................       10,000,000
   25,000,000 5.70%, 3/17/99..................................       25,000,000
              Federal National Mortgage Association,
    5,000,000 5.52%, 9/1/98...................................        4,999,708
   15,000,000 5.75%, 12/10/98.................................       15,000,000
                                                                 --------------
              Total Government Agency Bonds & Notes (cost
               $54,999,708)...................................       54,999,708
                                                                 --------------
 MUNICIPAL BONDS - 2.7%
    6,500,000 Ali Industries Inc.,
               (LOC: National City Bank)
               5.63%, 9/3/98..................................        6,500,000
   13,125,000 California Housing Finance
               Agency, Series G2,
               5.74%, VRDN (a)................................       13,125,000
   15,080,000 FE LLC,
               (LOC: National City Bank)
               5.60%, 9/3/98..................................       15,080,000
   14,000,000 Hannahville, Michigan,
               Building Program Bonds,
               (LOC: National City Bank)
               5.60%, VRDN....................................       14,000,000
    9,995,000 Hudson County, New Jersey,
               Improvement Authority Facility
               Certificates, Series L,
               5.74%, VRDN (a)................................        9,995,000
   14,995,000 Indiana State, Housing, Single Family Mortgage,
               5.68%, 9/3/98..................................       14,995,000
   16,995,000 San Diego, California,
               Public Facilities Financing, Series M,
               5.74%, VRDN (a)................................       16,995,000
                                                                 --------------
              Total Municipal Bonds
               (cost $90,690,000).............................       90,690,000
                                                                 --------------
--------------------------------------------------------------------------------
    Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.4% (COST $12,375,082)
   12,165,937 Fidelity Institutional Fund.....................       12,165,937
      209,146 Fidelity U.S. Treasury Portfolio................          209,145
                                                                 --------------
                                                                     12,375,082
                                                                 --------------
              TOTAL INVESTMENTS -
               (COST $3,311,037,809)...................    99.9%  3,311,037,809
              OTHER ASSETS AND LIABILITIES - NET.......     0.1       3,058,446
                                                          -----  --------------
              NET ASSETS...............................   100.0% $3,314,096,255
                                                          =====  ==============

--------------------------------------------------------------------------------
                                  EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)

                          August 31, 1998 (Unaudited)

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

    Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1998.

LEGEND OF ABBREVIATIONS:
FRN  Floating Rate Note
LOC  Letter of Credit
MTN  Medium Term Note
VRDN Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

-------------------------------------------------------------------------------
                                   EVERGREEN
                      Select Municipal Money Market Fund
-------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS

                          August 31, 1998 (Unaudited)

-------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
-------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 101.5%
             ALABAMA - 1.0%
 $ 1,000,000 Alabama State,
              Public Schools & Colleges Authority Revenue,
              Prerefunded,
              5.50%, 10/1/98...................................   $  1,001,363
   5,000,000 Huntsville, Alabama,
              IDB RB, Hitachi Seiki USA Project,
              (LOC: Bank of Tokyo),
              4.00%, VRDN......................................      5,000,000
   1,300,000 Tuscaloosa County, Alabama,
              IDA IDRB, Hardwear Corp. Project,
              (LOC: Amsouth Bank, N.A.),
              3.70%, VRDN......................................      1,300,000
                                                                  ------------
                                                                     7,301,363
                                                                  ------------
             ALASKA - 0.2%
   1,400,000 Valdez, Alaska,
              Marine Terminal Revenue, CP, Arco Transportation
              Project, Ser. A,
              3.50%, 10/8/98...................................      1,400,000
                                                                  ------------
             ARIZONA - 0.3%
   2,000,000 Arizona Educational Loan Marketing
              Corp. RB, Ser. A, (Ins. by MBIA),
              6.80%, VRDN......................................      2,000,000
                                                                  ------------
             ARKANSAS - 1.1%
   8,300,000 Conway County, Arkansas,
              IDRB, Cardon Creek Fibre Corp.,
              (LOC: KBC Bank N.V.),
              3.55%, VRDN .....................................      8,300,000
                                                                  ------------
             CALIFORNIA - 2.7%
   5,000,000 California Statewide Community
              Development Corp. RB, Nixhirin-Flex Project,
              (LOC: Dai Ichi Kangyo Bank),
              4.10%, VRDN .....................................      5,000,000
   8,600,000 Los Angeles, California,
              MFHRB, Channel Gateway Apts., Ser. 89B,
              (LOC: Fuji Bank, Ltd.),
              4.10%, VRDN......................................      8,600,000
   1,500,000 Los Angeles Department of Water & Power, Electric
              Plant RB,
              5.60%, 2/1/99 ...................................      1,512,229
   5,000,000 Santa Paula, California,
              Public Finance Authority RB, Water System
              Aquisition Project,
              (LOC: Union Bank of CA & Sumitomo Bank),
              4.05%, VRDN .....................................      5,000,000
                                                                  ------------
                                                                    20,112,229
                                                                  ------------
             COLORADO - 0.8%
   4,300,000 Colorado Springs, Colorado,
              Utilities Systems Improvements,
              (LOC: Bank of New York),
              3.65%, VRDN .....................................      4,300,000
   1,400,000 Moffat County, Colorado,
              PCRB, Colorado-Utah Electric, Ser. 1984,
              (LOC: Societe Generale & Ins. by AMBAC),
              3.45%, VRDN ......................................     1,400,000
                                                                   ------------
                                                                      5,700,000
                                                                   ------------
             DELAWARE - 2.4%
             Delaware State,
              EDA RB, Delmarva Power & Light Co. Project:
   3,100,000 3.55%, VRDN........................................      3,100,000
   3,000,000 Ser. 87A,
             3.55%, VRDN .......................................      3,000,000
   9,000,000 Ser. 88,
             3.55%, VRDN .......................................      9,000,000
   2,500,000 Delaware State,
              EDA Solid Waste Disposal RB, CIBA Specialty
              Chemicals Project,
              3.40%, VRDN.......................................      2,500,000
                                                                   ------------
                                                                     17,600,000
                                                                   ------------
             FLORIDA - 2.3%
   7,500,000 ABN-Amro Munitops Certificates Trust, Florida Board
              of Education, Ser. 1998-9,
              (LOC: ABN-Amro Bank & Ins. by FSA),
              3.51%, VRDN (a) ..................................      7,500,000
   2,100,000 Dade County, Florida,
              Solid Waste Disposal Revenue, BAN,
             4.75%, VRDN........................................      2,100,000
   1,840,000 Escambia County, Florida,
              HFA SFHRB, Puttable Floating Option Tax Exempt
              Receipts,
              (LOC: Merrill Lynch),
              3.50%, VRDN.......................................      1,840,000
   3,500,000 Escambia County, Florida,
              IDRB, Daws Manufacturing Co., Inc. Project,
              (LOC: Amsouth Bank, N.A.),
              3.55%, VRDN.......................................      3,500,000
   2,000,000 Sunshine State Governmental Finance Commission, CP,
              Ser. 1986,
              (LOC: Union Bank of Switzerland AG & Ins. by
              AMBAC),
              3.60%, 9/11/98....................................      2,000,000
                                                                   ------------
                                                                     16,940,000
                                                                   ------------
             GEORGIA - 1.4%
  10,000,000 Gwinnett County, Georgia,
              School District, Construction Sales Tax Notes,
              4.00%, 12/31/98...................................     10,016,121
                                                                   ------------
             HAWAII - 0.9%
   2,395,000 Hawaii Department of Budget &
              Finance, Special Purpose Revenue,
              Puttable Floating Option Tax Exempt
              Receipts,
              (SPA: Commerzbank & Ins. by MBIA),
             3.50%, VRDN........................................      2,395,000

--------------------------------------------------------------------------------
                                   EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS(continued)

                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             HAWAII - CONTINUED
 $ 2,250,000 Hawaii State Airports Systems Revenue, Puttable
              Floating Tax Exempt Receipts,
              (LOC: Banque National de Paris & Ins. by AMBAC),
              3.75%, VRDN.......................................   $  2,250,000
   2,000,000 Hawaii State,
              GO, Refunding, Ser. CD,
              4.40%, 2/1/99.....................................      2,007,334
                                                                   ------------
                                                                      6,652,334
                                                                   ------------
             ILLINOIS - 7.9%
  15,000,000 ABN-Amro Munitops Certificates Trust, Chicago
              Illinois, GO, Ser. 1998-3,
              (LOC: ABN-Amro Bank & Ins. by FGIC),
              3.50%, VRDN.......................................     15,000,000
   5,150,000 Chicago, Illinois,
              O'Hare International Airport, Puttable Floating
              Option Tax Exempt Receipt,
              (LOC: Merrill Lynch & Ins. by AMBAC),
              3.50%, VRDN.......................................      5,150,000
   5,160,000 City of Glenview, BAN,
              5.50%, 12/1/98....................................      5,176,349
   6,100,000 Illinois Health Facilities
              Authority, MSTR, Series 1997-20, Class A,
              (LIQ: Bear Sterns Capital Mkts. & Ins. by AMBAC),
              3.80%, VRDN.......................................      6,100,000
   6,905,000 Lombard, Illinois,
              MFHRB, Clover Creek Apts. Project,
              (LOC: Continential Casulty Surety),
              4.00%, VRDN.......................................      6,905,000
  20,000,000 Metropolitan Pier & Exposition Authority, Puttable
              Floating Option Tax Exempt Receipt,
              (LOC: Merrill Lynch & Ins. by FGIC),
             3.61%, VRDN........................................     20,000,000
                                                                   ------------
                                                                     58,331,349
                                                                   ------------
             INDIANA - 5.9%
   2,300,000 Gary, Indiana,
              Environmental Improvement RB, U.S. Steel Corp.,
              Ser. 1984,
             (LOC: Bank of Nova Scotia),
             3.55%, VRDN........................................      2,300,000
  17,000,000 Indiana Development Finance Authority,
              Environmental RB, PSI Energy Inc. Project, Ser.
              1998,
             (LOC: Morgan Guaranty Trust),
             3.45%, VRDN........................................     17,000,000
  12,000,000 Indiana Health Facilities Finance Authority RB,
              Mary Sherman Hospital Project,
             (LOC: Harris Trust & Savings),
             3.40%, VRDN........................................     12,000,000
   3,730,000 Madison, Indiana,
              IDRB, Century Tube Corp. Project, Ser. 1997,
             3.90%, VRDN........................................      3,730,000
             Mount Vernon, Indiana,
              Solid Waste Disposal RB, B & M Plastics, Inc.
              Project:
             (LOC: Suntrust Bank, Nashville),
   3,350,000 Ser. 96,
             3.60%, VRDN........................................      3,350,000
     925,000 Ser. 97A,
             3.60%, VRDN........................................        925,000
     925,000 Ser. 97B,
             3.60%, VRDN........................................        925,000
             Sullivan, Indiana,
              PCRB CP, Hoosier Energy Rural Electric:
   1,100,000 3.45%, 9/8/98......................................      1,100,000
   2,000,000 3.55%, 10/1/98.....................................      2,000,000
                                                                   ------------
                                                                     43,330,000
                                                                   ------------
             IOWA - 0.4%
   2,800,000 Scott County, Iowa,
              IDRB, M.A. Ford Manufacturing Co. Project, Ser.
              1997,
             3.50%, VRDN........................................      2,800,000
                                                                   ------------
             KANSAS - 0.6%
   2,310,000 Burlington, Kansas,
              PCRB CP, Kansas Electric Cooperative,
             3.50%, 9/8/98......................................      2,310,000
   2,000,000 Johnson County, Kansas,
              Unified School District RB, Shawnee Mission,
             5.85%, 10/1/98.....................................      2,003,208
                                                                   ------------
                                                                      4,313,208
                                                                   ------------
             KENTUCKY - 2.4%
   1,500,000 Clark County, Kentucky,
              PCRB, East Kentucky Power Cooperative,
             (LOC: Cooperative Finance Corporation),
             3.60%, VRDN........................................      1,500,000
   5,000,000 Jefferson County, Kentucky,
              Industrial Building RB, Dant Clayton Corp.
              Project,
             (LOC: Harris Trust & Savings),
             3.60%, VRDN........................................      5,000,000
   3,400,000 Mason County, Kentucky,
              PCRB, Eastern Kentucky Power Co., Ser. 1984 B-1,
             (Gtd. by Natl. Rural Utilities Co-op Finance
             Assoc.),
             3.45%, VRDN........................................      3,400,000
   2,000,000 Mayfield, Kentucky,
              Multi-City Lease RB,
              (LOC: PNC Bank),
              3.50%, VRDN.......................................      2,000,000
   1,250,000 Ohio County, Kentucky,
              PCRB, Thomas Industries Project, Ser. 1998,
              (LOC: National City Bank, KY),
              3.50%, VRDN.......................................      1,250,000

--------------------------------------------------------------------------------
                                   EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 MUNICIPAL OBLIGATIONS - CONTINUED
             KENTUCKY - CONTINUED
 $ 4,500,000 Pendleton County, Kentucky,
              Multi-County Lease Trust,
              (LOC: Commonwealth Bank of
              Australia),
              3.50%, 10/7/98....................................   $  4,500,000
                                                                   ------------
                                                                     17,650,000
                                                                   ------------
             LOUISIANA - 1.2%
   3,750,000 Jefferson Parish, Louisiana,
              IDB RB, George J. Ackel Sr. Project,
              Ser. 1986,
              (LOC: Barclays Bank, PLC.),
              3.45%, VRDN.......................................      3,750,000
   5,000,000 Louisiana Housing Finance Agency
              SFHRB, Ser. 1998 A-4,
              3.75%, 10/22/98...................................      5,000,000
                                                                   ------------
                                                                      8,750,000
                                                                   ------------
             MARYLAND - 1.3%
   9,485,000 Maryland State,
              GO, 1997 Second Series,
              3.65%, VRDN.......................................      9,485,000
                                                                   ------------
             MASSACHUSETTS - 0.4%
   2,700,000 Massachusetts State Industrial
              Finance Agency, IDRB, Battery
              Engineering Project, Ser. 96,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.00%, VRDN.......................................      2,700,000
                                                                   ------------
             MICHIGAN - 4.0%
   5,000,000 Michigan State,
              GO,
              4.50%, 9/30/98....................................      5,003,355
  21,305,000 Michigan State,
              Trunk Line, MSTR,
              3.46%, VRDN.......................................     21,305,000
   2,850,000 Monroe County, Michigan,
              PCRB, Puttable Floating Option Tax Exempt Receipts
              PT 1018,
              (LOC: Merrill Lynch & Ins. by FGIC),
              3.50%, VRDN.......................................      2,850,000
                                                                   ------------
                                                                     29,158,355
                                                                   ------------
             MISSISSIPPI - 1.7%
   6,500,000 Claiborne County, Mississippi,
              PCRB CP, So. Mississippi Electric Power Assoc.,
              3.60%, 9/3/98.....................................      6,500,000
   5,880,000 Flowood, Missouri,
              MFHRB, Reflection Pointe Project,
              (LOC: Amsouth Bank N.A.),
              3.40%, VRDN.......................................      5,880,000
                                                                   ------------
                                                                     12,380,000
                                                                   ------------
             MISSOURI - 2.3%
   3,980,000 Missouri Housing Development
              Commission, Mortgage RB, Puttable Floating Option
              Tax Exempt Receipt,
              (LIQ: Merrill Lynch),
              3.50%, VRDN.......................................      3,980,000

 $13,060,000 St. Louis County, Missouri,
              MFHRB, Puttable Floating Option Tax Exempt Receipt
              PT 1015,
              (SPA: Merrill Lynch),
              3.49%, VRDN.......................................   $ 13,060,000
                                                                   ------------
                                                                     17,040,000
                                                                   ------------
             NEBRASKA - 3.6%
   1,340,000 Lincoln, Nebraska,
              Electric Systems RB, Ser. A,
             4.50%, VRDN........................................      1,340,000
   5,245,000 Nebraska Higher Education Loan Program, Puttable
              Floating Option
              Tax Exempt Receipts PT 79,
              (LOC: Bank Nationale de Paris),
              3.50%, VRDN.......................................      5,245,000
  19,800,000 Nebraska Public Power District
              Revenue, Municipal Trust
              Certificate Program,
              (LOC: Bank One Capital Holdings &
              Ins. by MBIA),
              3.46%, VRDN.......................................     19,800,000
                                                                   ------------
                                                                     26,385,000
                                                                   ------------
             NEVADA - 2.6%
  10,995,000 Clark County, Nevada,
              IDRB, Puttable Floating Option Tax Exempt Receipt
              PA 344,
              (LOC Merrill Lynch),
              3.54%, VRDN.......................................     10,995,000
   8,350,000 Nevada State,
              GO, Capital Improvements, Ser. 1998,
              (LOC: Bank One Capital Holdings),
              3.51%, VRDN.......................................      8,350,000
                                                                   ------------
                                                                     19,345,000
                                                                   ------------
             NEW HAMPSHIRE - 1.1%
   5,820,000 New Hampshire HFA, SFHRB, Puttable Floating Option
              Tax Exempt Receipt PT115,
              (LIQ: Rabobank Nederland),
              3.50%, VRDN.......................................      5,820,000
   2,500,000 New Hampshire State Business
              Finance Authority IDR, Voith Sulzer
              Paper Project, Ser. 97,
              (LOC: Firstar Bank, Milwaukee),
              3.50%, VRDN.......................................      2,500,000
                                                                   ------------
                                                                      8,320,000
                                                                   ------------
             NEW JERSEY - 0.4%
   2,920,000 Newark, New Jersey,
              Healthcare Facility RB, New Community Urban
              Renewal, Ser. 1995,
              (LOC: Sumitomo Bank),
              4.45%, VRDN.......................................      2,920,000
                                                                   ------------

--------------------------------------------------------------------------------
                                EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS (continued)
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW YORK - 9.3%
 $10,000,000 ABN-Amro Munitops Certificates Trust, New York
              Municipal Water & Sewer, Ser. 1998-2,
              (LOC: ABN Amro Bank & Ins.
              by AMBAC),
              3.50%, VRDN (a)..................................   $ 10,000,000
   6,750,000 New York, New York,
              GO, Puttable Floating Tax Exempt Reciepts PA 156,
              (SPA: Merrill Lynch),
              3.48%, VRDN......................................      6,750,000
   2,495,000 New York, New York,
              HFA RB, Puttable Floating Option Tax Exempt
              Receipts PA 143,
              (SPA: Merrill Lynch),
              3.46%, VRDN......................................      2,495,000
   7,000,000 New York, New York,
              Municipal Securities Trust Certificates, Series
              1997-17,
              (SPA: Bear Sterns & Ins. by AMBAC),
              3.80%, VRDN (a)..................................      7,000,000
   5,513,000 New York State,
              Dormitory Authority, CP,
              (LOC: Dai Ichi Kangyo Bank),
              4.00%, 9/1/98....................................      5,513,000
  15,000,000 New York State,
              Medical Care Facilities RB,
              (LIQ: Credit Suisse First Boston & Ins. by FHA),
              3.45%, VRDN......................................     15,000,000
  12,400,000 New York State,
              Thruway Authority, MSTR, Ser. D,
              (SPA: Societe Generale),
              3.40%, VRDN......................................     12,400,000
   1,530,000 New York State,
              Thruway Authority, Service Contract Revenue,
              Puttable Floating Option Tax Exempt Receipt PA
              172,
              (LOC: Merrill Lynch),
              3.48%, VRDN (a) .................................      1,530,000
   8,000,000 Onondaga County, New York, IDA
              Solid Waste Disposal Facility RB,
              Solvay Paperboard Project,
              (LOC: Bear Stearns),
              4.10%, VRDN......................................      8,000,000
                                                                  ------------
                                                                    68,688,000
                                                                  ------------
             NORTH CAROLINA - 0.7%
   5,000,000 Robeson County, North Carolina,
              Industrial Facilities PCRB, Core Industries, Inc.
              Project, Ser. 1991,
              (LOC: NBD Bank, N.A.),
              3.55%, VRDN......................................      5,000,000
                                                                  ------------
             OHIO - 2.1%
  12,900,000 Cuyahoga County, Ohio,
              Hospital Revenue, University Hospital of
              Cleveland,
              (LOC: Dai Ichi Kangyo Bank),
              3.90%, VRDN......................................     12,900,000
   2,300,000 Hamilton County, Ohio,
              Health Systems Revenue,
              Franciscan Sisters Poor Health Project,
              (LOC: Sumitomo Bank),
              3.90%, VRDN......................................      2,300,000
                                                                  ------------
                                                                    15,200,000
                                                                  ------------
             OREGON - 1.2%
   3,900,000 Metropolitan Service District of Oregon, Waste
              Disposal RB, Riedel Oregon Compost Co. Project,
              (LOC: U.S. Bank, N.A.),
              3.55%, VRDN......................................      3,900,000
   4,610,000 Oregon State,
              Health, Housing, Educational, & Cultural
              Facilities RB,
              Evangelical Lutheran Project, Ser. A,
              (LOC: U.S. Bank, N.A.),
              3.35%, VRDN......................................      4,610,000
                                                                  ------------
                                                                     8,510,000
                                                                  ------------
             PENNSYLVANIA - 4.1%
   1,000,000 Allegheny County, Pennsylvania,
              Sanitation Authority Sewer, RB,
              Puttable Floating Option Trust Receipts, Ser.
              1998-20,
              (LOC: Bank of New York & Ins. by MBIA),
              3.60%, VRDN......................................      1,000,000
     800,000 Geisinger Authority, Pennsylvania
              Health Systems RB, Penn State
              Geisinger Health System, Ser. 1998B,
              (LOC: Morgan Guaranty Trust),
              3.35%, VRDN......................................        800,000
     800,000 Lehigh County, Pennsylvania,
              IDA-PCRB, Allegheny Electric Corp.,
              (LOC: Rabobank Nederland),
              3.55%, VRDN......................................        800,000
  10,925,000 Montgomery County, Pennsylvania,
              Municipal Securities Trust Certificate, Abington
              Memorial Hospital,
              (LOC: Bear Stearns Capital Mkts. & Ins. by
              AMBAC),
              3.77%, VRDN (a) .................................     10,925,000
   1,200,000 Montgomery County, Pennsylvania,
              IDA-PCRB, CP, PECO Energy Project, Ser. 1994A
              (LOC: Deutsche Bank AG, NY), 3.50%, 9/24/98......      1,200,000
   2,250,000 Northampton County, Pennsylvania,
              IDA RB, Morvian Academy,
               (LOC: PNC Bank),
               3.35%, VRDN.....................................      2,250,000
   3,225,000 Pennsylvania HFA RB, Puttable Floating Option Tax
              Exempt Receipt PT 119B,
              (LOC: Credit Suisse First Boston),
              3.48%, VRDN......................................      3,225,000

-------------------------------------------------------------------------------
                                  EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                          August 31, 1998 (Unaudited)

-------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
-------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 2,500,000 Philadelphia, Pennsylvania,
              Airport Revenue, MSTR,
              (LOC: Societe Generale & Ins. by FGIC),
              3.41%, VRDN.......................................   $  2,500,000
   5,015,000 Philadelphia, Pennsylvania,
              Airport RB, Municipal Security Trust Certificate,
              Ser. 1998A,
              (LOC: Bank One Capital Holdings & Ins. by FGIC),
              3.49%, VRDN.......................................      5,015,000
   2,500,000 Washington County, Pennsylvania,
              IDRB, Wetterau Finance Co. Project,
              (LOC: PNC Bank),
              3.35%, VRDN.......................................      2,500,000
                                                                   ------------
                                                                     30,215,000
                                                                   ------------
             SOUTH CAROLINA - 0.7%
   1,850,000 Aiken County, South Carolina, Consolidated School
              District,
              4.25%, 4/1/99.....................................      1,853,875
   3,500,000 South Carolina, Jobs Economic Development Authority
              RB, Ebyl Cartex, Inc. Project,
              (LOC: Southtrust Bank N.A.),
              3.56%, VRDN.......................................      3,500,000
                                                                   ------------
                                                                      5,353,875
                                                                   ------------
             TENNESSEE - 1.7%
   5,100,000 Henderson, Tennessee,
              IDB RB, Premier Manufacturing Corp., Ser. 95,
              (LOC: National City Bank),
              3.50%, VRDN.......................................      5,100,000
   7,420,000 Memphis, Tennessee,
              Center City Revenue Finance Corp. MFHRB, Puttable
              Floating Option Tax Exempt Receipt PT 1019,
              (LOC: Merrill Lynch),
              3.49%, VRDN.......................................      7,420,000
                                                                   ------------
                                                                     12,520,000
                                                                   ------------
             TEXAS - 5.4%
   2,500,000 Brazos River Authority, Texas,
              PCRB, Texas Utilities Electric Co., Ser. 96A,
              (LOC: Bank of New York & Ins. by AMBAC),
              3.50%, VRDN.......................................      2,500,000
   4,900,000 Cypress-Fairbanks, Texas,
              Independent School District, Puttable Floating
              Option Tax Exempt Receipt,
              (LOC: Merrill Lynch),
              3.61%, VRDN.......................................      4,900,000
   2,950,000 Galveston, Texas,
              Housing Finance Corp. MFHRB, Village by the Sea
              Apt., Ser. 1993,
              (LOC: Sumitomo Bank),
              3.80%, VRDN.......................................      2,950,000
   1,000,000 Glen Rose, Texas,
              Independent School District,
              4.00%, 2/15/99....................................      1,001,776
  10,000,000 Harris County, Texas,
              Health Facilities Development Corp.,
              Floating Rate Trust Receipts, Ser. 23,
              (LOC: Bank of New York & Ins.
              by FSA),
             3.60%, VRDN........................................     10,000,000
   4,000,000 Harris County, Texas,
              Revenue Refunding Bonds,
              5.75%, VRDN.......................................      4,006,196
   2,600,000 Nueces County, Texas,
              Health Facilities Development Corp. RB, Driscoll
              Children's Hospital, Ser. 1985,
              (LOC: Bank One, Texas),
              3.45%, VRDN.......................................      2,600,000
   1,034,400 Tarrant County, Texas,
              Housing Finance Corp. MFHRB, Windcastle Project,
              Ser. 1996,
              (LOC: Union Bank of Switzerland, AG),
              3.45%, VRDN.......................................      1,034,400
  11,000,000 Texas State,
              GO, Ser. 98-11,
              (LOC: Toronto Dominion),
              3.46%, VRDN.......................................     11,000,000
                                                                   ------------
                                                                     39,992,372
                                                                   ------------
             UTAH - 0.4%
   3,000,000 Intermountain Power Agency, Utah,
              Power Supply RB, Ser. F,
              (LOC: Union Bank of Switzerland AG & Ins. by
              AMBAC),
              3.45%, VRDN.......................................      3,000,000
                                                                   ------------
             VERMONT - 0.1%
   1,140,000 Vermont Student Loan Assistance Corp. RB,
              (LOC: Natwest, PLC),
              3.55%, VRDN.......................................      1,140,000
                                                                   ------------
             VIRGINIA - 1.5%
   1,975,000 Buena Vista, Virginia,
              IDRB, Everbrite, Inc. Project,
              3.70%, VRDN.......................................      1,975,000
   1,000,000 Norfolk, Virginia,
              GO, Prerefunded,
              7.00%, 10/1/98....................................      1,022,528
   8,200,000 Peninsula Ports Authority of Virginia, IDRB,
              Kinyo Virginia, Inc. Project,
              (LOC: Industrial Bank of Japan),
              3.85%, VRDN.......................................      8,200,000
                                                                   ------------
                                                                     11,197,528
                                                                   ------------
             WASHINGTON - 3.6%
  26,380,000 Washington State,
              GO, Ser. 98-15,
              (LOC: Toronto Dominion),
              3.46%, VRDN.......................................     26,380,000
                                                                   ------------

-------------------------------------------------------------------------------
                                  EVERGREEN
                      Select Municipal Money Market Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS - CONTINUED
             WISCONSIN - 2.7%
 $ 4,000,000 Ladysmith, Wisconsin,
              Solid Waste Disposal Facility RB, Cityforest Corp.
              Project, Ser. 1998,
              (LOC: Union Bank of California),
              4.00%, VRDN.......................................   $  4,000,000
   3,100,000 Mantowoc, Wisconsin,
              IDRB, Northern Labs, Inc. Project, Ser. 1997,
              (LOC: Firstar Bank, Milwaukee),
              3.50%, VRDN.......................................      3,100,000
   3,845,000 Reedsburg, Wisconsin,
              School District BAN,
              3.90%, 12/1/98....................................      3,846,774
   8,250,000 Wisconsin Housing & Economic Development Authority,
              Floating Rate Trust Receipts, Ser. 18,
              (LOC: Commerzbank),
              3.75%, VRDN.......................................      8,250,000
   1,000,000 Wisconsin State,
              GO,
              5.50%, 5/1/99.....................................      1,012,106
                                                                   ------------
                                                                     20,208,880
                                                                   ------------
             WYOMING - 8.0%
  18,000,000 Lincoln County, Wyoming,
              Environmental Improvement RB,
              Pacificorp Project,
              3.65%, VRDN.......................................     18,000,000
             Sweetwater County, Wyoming,
              Environmental Improvement RB:
  19,500,000 Pacificorp Project,
             3.65%, VRDN........................................     19,500,000
  21,500,000 SF Phosphates, Ltd. Project,
             (LOC: Rabobank Nederlands),
             3.45%, VRDN........................................     21,500,000
                                                                   ------------
                                                                     59,000,000
                                                                   ------------
             OTHER - 11.1%
  26,000,000 Clipper Tax Exempt Certificates Trust,
              Ser. 1998-1,
              (LOC: State Street Bank & Ins. by MBIA),
              3.61%, VRDN (a)....................................     26,000,000
   5,255,000 Greystone Revenue Bond
              Certificate Trust, Ser. 1998-2,
              (LOC: Credit Suisse),
              3.40%, VRDN........................................      5,255,000
   8,465,000 Morgan Keegan Municipal Products
              Trust Receipts, Ser. 1998A,
              (LOC: Credit Local de France),
              3.60%, VRDN........................................      8,465,000
  30,570,000 Municipal Securities Pool Trust,
              Puttable Floating Option Tax Exempt Receipts,
              (SPA: Societe Generale & Ins. by MBIA),
              3.65%, VRDN........................................     30,570,000
             Pooled Puttable Floating Option
              Tax Exempt Receipts:
   5,840,000 3.45%, VRDN.........................................      5,840,000
   5,880,000 3.90%, VRDN.........................................      5,880,000
                                                                    ------------
                                                                      82,010,000
                                                                    ------------
             Total Municipal Obligations
              (cost $747,345,614)................................    747,345,614
                                                                    ------------
             TOTAL INVESTMENTS -
              (COST $747,345,614)........................   101.5%   747,345,614
             OTHER ASSETS AND
              LIABILITIES  - NET.........................    (1.5)   (10,786,440)
                                                            -----   ------------
             NET ASSETS - ...............................   100.0%  $736,559,174
                                                            =====   ============

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

SUMMARY OF ABBREVIATIONS:
AMBAC American Municipal Bond Assurance Corp.
                                       IDRB Industrial Development Revenue
BAN  Bond Anticipation Note                 Bond
CP   Commercial Paper                  LIQ  Liquidity Provider
EDA  Economic Development Authority    LOC  Letter of Credit
FGIC Financial Guaranty Insurance Co.  MBIA Municipal Bond Investors Assurance
FHA  Federal Housing Authority              Corp.
FSA  Financial Security Assurance Inc. MFHRB Multifamily Housing Revenue Bond
GO   General Obligations               MSTR Municipal Securities Trust Receipt
HFA  Housing Finance Authority         PCRB Pollution Control Revenue Bond
IDA  Industrial Development Authority  RB   Revenue Bonds
IDB  Industrial Development Bond       SFHRB Single Family Housing Revenue
                                             Bond
                                       SPA  Securities Purchase Agreement
                                       VRDN Variable Rate Demand Notes

-------------------------------------------------------------------------------
                                  EVERGREEN
                      Select Treasury Money Market Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
    Amount
--------------------------------------------------------------------------------
 U.S. TREASURY BILLS - 6.5% (COST $199,577,666)
 $200,000,000 5.43%#, 9/15/98+................................   $  199,577,666
                                                                 --------------
 U.S. TREASURY NOTES - 17.6%
   65,500,000 6.00%, 9/30/98+.................................       65,511,555
   20,500,000 5.875%, 10/31/98+...............................       20,505,157
    2,000,000 5.50%, 11/15/98.................................        1,998,996
    3,000,000 5.625%, 11/30/98................................        2,999,179
   78,000,000 5.125% - 5.75%, 12/31/98+.......................       77,953,650
    3,000,000 5.875%, 1/31/99.................................        3,003,716
  215,000,000 6.25%, 3/31/99..................................      215,859,101
   50,000,000 6.375%, 4/30/99.................................       50,246,253
   25,000,000 6.375%, 5/15/99.................................       25,126,359
   75,000,000 6.875%, 8/31/99.................................       75,991,901
                                                                 --------------
              Total U.S. Treasury Notes (cost $539,195,867)...      539,195,867
                                                                 --------------
 REPURCHASE AGREEMENTS - 87.4%*
  125,000,000 ABN Amro, Inc.,
               5.77%, dated 8/31/98, due 9/1/98 (1)...........      125,000,000
  125,000,000 Barclays Bank, PLC,
               5.75%, dated 8/31/98, due 9/1/98 (2)...........      125,000,000
  125,000,000 Dean Witter Reynolds, Inc., 5.75%, dated
               8/31/98, due 9/8/98 (3)........................      125,000,000
   25,031,250 Dean Witter Reynolds, Inc., 5.48%, dated
               7/16/98, due 12/31/98 (4)**....................       25,031,250
  125,000,000 Deutsche Bank GC,
               5.75%, dated 8/31/98, due 9/8/98 (5)...........      125,000,000
   42,392,587 Dresdner Bank AG,
               5.73%, dated 8/31/98, due 9/1/98 (6)...........       42,392,587
  125,000,000 Dresdner Bank AG,
               5.73%, dated 8/31/98, due 9/8/98 (7)...........      125,000,000
   65,812,500 Dresdner Bank AG,
               5.45%, dated 6/1/98, due 9/30/98 (8)**.........       65,812,500
   20,200,000 Dresdner Bank AG,
               5.48%, dated 6/25/98, due 11/2/98 (9)**........       20,200,000
   50,250,000 Dresdner Bank AG,
               5.46%, dated 7/17/98, due 12/31/98 (10)**......       50,250,000
  125,000,000 First Boston Corp.,
               5.77%, dated 8/31/98, due 9/8/98 (11)..........      125,000,000
  125,000,000 Goldman Sachs & Co.,
               5.75%, dated 8/31/98, due 9/1/98 (12)..........      125,000,000
  125,000,000 HSBC Securities, Inc.,
               5.75%, dated 8/31/98, due 9/8/98 (13)..........      125,000,000
  125,000,000 J.P. Morgan Securities, Inc.,
               5.75%, dated 8/31/98, due 9/1/98 (14)..........      125,000,000
  125,000,000 Merrill Lynch, Pierce, Fenner & Smith Inc.,
               5.75%, dated 8/31/98, due 9/1/98 (15)..........      125,000,000
  650,000,000 Smith Barney, Inc.,
               5.82%, dated 8/31/98, due 9/8/98 (16)..........      650,000,000
  125,000,000 Societe Generale,
               5.77%, dated 8/31/98, due 9/1/98 (17)..........      125,000,000
  125,000,000 State Street Bank & Trust Co.,
               5.75%, dated 8/31/98, due 9/1/98 (18)..........      125,000,000
  199,547,500 State Street Bank & Trust Co., 5.47%, dated
               8/31/98, due 9/15/98 (19)**....................      199,547,500
  125,000,000 Union Bank of Switzerland AG,
               5.75%, dated 8/31/98, due 9/1/98 (20)..........      125,000,000
                                                                 --------------
              Total Repurchase Agreements
               (cost $2,678,233,837)..........................    2,678,233,837
                                                                 --------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Select Treasury Money Market Fund
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS(continued)
                          August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.4% (COST $12,602,533)
 12,602,533 Fidelity U.S. Treasury Portfolio...................   $   12,602,533
                                                                  --------------
            TOTAL INVESTMENTS -
             (COST $3,429,609,903).....................   111.9%  3,429,609,903
            OTHER ASSETS AND
             LIABILITIES - NET.........................   (11.9)   (363,361,307)
                                                          -----  --------------
            NET ASSETS - ..............................   100.0% $3,066,248,596
                                                          =====  ==============

 **  Represents collateral received for securities on loan.
  +  A portion of these securities are on loan (See Note 3).
  # Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.
  *  Collateralized by:
 (1) $202,025,000 U.S. Treasury STRIPS 11/15/98 to 8/15/27; value includ-
     ing accrued interest - $125,000,888.
 (2) $127,019,000 U.S. Treasury Notes, 5.125% to 5.875%, 2/28/99 to
     8/31/00; value including accrued interest - $125,000,442.
 (3) $320,000 U.S. Treasury Bonds, 3.625%, 4/15/28; value including ac-crued interest - $312,405, $54,893,000 U.S. Treasury Notes, 5.375%,
     7/31/00; value including accrued interest - $54,455,570, $70,000,000
     GNMA, 5.50% to 16.00%, 10/15/98 to 6/15/35; value including accrued interest - $70,232,475.
 (4) $25,000,000 GNMA, 4.50% to 13.00%, 11/15/06 to 5/20/28; value in-
     cluding accrued interest - $25,031,344.
 (5) $124,668,000 U.S. Treasury Bonds, 5.50%, 8/15/28; value including accrued interest - $125,000,129.
 (6) $44,145,000 U.S. Treasury Bills, 1/28/99; value including accrued interest - $43,240,467.
 (7) $3,101,000 U.S. Treasury Notes, 5.25% to 6.625%, 8/15/03 to 5/15/07;
     value including accrued interest - $3,358,185, $125,711,000 U.S. Treasury Bills, 9/3/98 to 2/4/99; value including accrued interest -
      $124,146,110.
 (8) $10,190,000 U.S. Treasury Bonds, 13.25%, 5/15/14; value including accrued interest - $17,095,109, $50,000,000 U.S. Treasury Notes, 5.875%, 2/15/00; value including accrued interest - $50,690,216.
 (9) $265,000 U.S. Treasury Bonds, 11.875%, 11/15/03; value including ac-
     crued interest - $355,392, $19,967,002 GNMA, 6.50% to 7.00%, 6/15/27
     to 10/20/27; value including accrued interest - $20,367,954.
(10) $49,940,000 U.S. Treasury Notes, 6.375%, 5/15/00; value including accrued interest - $51,967,031.
(11) $123,985,000 U.S. Treasury Notes, 5.25% to 6.125%, 9/30/00 to
     1/31/01; value including accrued interest - $128,776,126.
(12) $55,717,000 U.S. Treasury Notes, 5.875%, 8/31/99; value including accrued interest - $55,017,151, $55,230,000 U.S. Treasury Bonds, 7.25% to 8.125%, 5/15/16 to 8/15/19; value including accrued inter-est - $69,983,483.
(13) $122,375,000 U.S. Treasury Notes, 5.87% to 8.00%, 1/31/99 to
     11/15/01; value including accrued interest - $127,502,153.
(14) $125,351,000 U.S. Treasury Notes, 3.375% to 7.75%, 11/15/99 to
     1/15/07; value including accrued interest - $125,000,206.
(15) $447,954,000 U.S. Treasury STRIPS, 8.125% to 8.75%, 5/15/21 to
     8/15/21; value including accrued interest - $127,500,692.
(16) $650,000,000 GNMA, 5.00% to 16.00%, 9/15/98 to 5/15/38; value in-
     cluding accrued interest - $651,202,151.
(17) $276,891,000 U.S. Treasury STRIPS, 11/15/04 to 8/15/21; value in-
     cluding accrued interest - $125,135,644.
(18) $84,895,000 U.S. Treasury Bonds, 9.875%, 11/15/15; value including accrued interest - $126,387,431.
(19) $199,705,000 U.S. Treasury Notes, 5.875% to 6.25%, 9/30/98 to
     7/31/00; value including accrued interest - $203,247,290.
(20) $395,368,000 U.S. Treasury STRIPS, 2/15/19; value including accrued interest - $123,668,785, $1,730,000 U.S. Treasury Notes, 5.50%,
     2/29/00; value including accrued interest - $1,706,414.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (continued)
                          August 31, 1998 (Unaudited)

-------------------------------------------------------------------------------
Principal
   Amount                                                              Value
-------------------------------------------------------------------------------
 U. S. TREASURY BILLS - 26.8%
 $    31,000 5.04%*, 9/10/98.....................................   $     30,961
  82,985,000 5.50%*, 9/15/98.....................................     82,807,504
     240,000 4.94%*, 9/17/98.....................................        239,473
     132,000 5.00%*, 9/17/98.....................................        131,707
      50,000 4.80%*, 11/12/98....................................         49,520
   7,395,000 4.81%*, 11/12/98....................................      7,323,860
   7,021,000 4.90%*, 11/12/98....................................      6,952,194
     631,000 4.96%*, 11/12/98....................................        624,741
   1,634,000 5.00%*, 11/12/98....................................      1,617,660
     227,000 5.02%*, 11/12/98....................................        224,721
   4,067,000 5.11%*, 11/12/98....................................      4,025,435
     176,000 5.13%*, 11/12/98....................................        174,194
     170,000 4.84%*, 11/19/98....................................        168,194
                                                                    ------------
             Total U. S. Treasury Bills (cost $104,370,164)......    104,370,164
                                                                    ------------
 U. S. TREASURY NOTES - 72.1%
 $  2,001,000 4.75%, 9/29/98.....................................   $  2,000,093
  157,590,000 6.00%, 9/30/98.....................................    157,682,150
    8,377,000 5.875%, 10/31/98...................................      8,382,310
    3,955,000 5.50%, 11/15/98....................................      3,955,000
   20,451,000 5.125%, 11/29/98...................................     20,443,462
    7,949,000 5.625%, 11/30/98...................................      7,954,759
   44,698,000 5.75%, 12/31/98....................................     44,761,320
    3,074,000 6.375%, 1/15/99....................................      3,083,550
    5,605,000 5.875%, 2/28/99....................................      5,613,719
   15,000,000 6.25%, 3/31/99.....................................     15,062,151
    3,885,000 7.00%, 4/15/99.....................................      3,917,877
    5,334,000 6.25%, 5/31/99.....................................      5,365,280
    2,661,000 6.75%, 6/30/99.....................................      2,688,479
                                                                    ------------
              Total U. S. Treasury Notes (cost $280,910,150).....    280,910,150
                                                                    ------------
              TOTAL INVESTMENTS -
               (COST $385,280,314)........................    98.9%  385,280,314
              OTHER ASSETS AND
               LIABILITIES - NET..........................     1.1     4,113,841
                                                             -----  ------------
              NET ASSETS - ...............................   100.0% $389,394,155
                                                             =====  ============

* Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                          August 31, 1998 (Unaudited)

                               SELECT         SELECT         SELECT        SELECT
                            MONEY MARKET    MUNICIPAL       TREASURY    100% TREASURY
                                FUND           FUND           FUND          FUND
-------------------------------------------------------------------------------------
 ASSETS
 Investments in
  securities.............  $3,311,037,809  $747,345,614  $  751,376,066 $385,280,314
 Investments in
  repurchase
  agreements.............               0             0   2,678,233,837            0
-------------------------------------------------------------------------------------
   Total investments at
    amortized cost.......   3,311,037,809   747,345,614   3,429,609,903  385,280,314
-------------------------------------------------------------------------------------
 Cash....................               0             0               0          858
 Interest receivable.....      21,098,391     4,676,574      12,177,748    5,708,658
 Receivable for Fund
  shares sold............          12,409        75,000               0            0
 Unamortized
  organization
  expenses...............           8,818         8,818           8,818            0
 Prepaid expenses and
  other assets...........          38,826        28,471          52,935       49,965
-------------------------------------------------------------------------------------
   Total assets..........   3,332,196,253   752,134,477   3,441,849,404  391,039,795
-------------------------------------------------------------------------------------
 LIABILITIES
 Dividends payable.......       9,751,785     1,894,396      11,988,004    1,483,432
 Payable for investments
  purchased..............       6,611,504     5,000,000               0            0
 Distribution fee
  payable................         636,971        40,561         485,126        9,698
 Payable for Fund shares
  redeemed...............         407,050             0               0            0
 Due to related
  parties................         301,087        33,262         386,011       37,692
 Accrued Trustees' fees
  and expenses...........          30,554        13,379          29,242        1,352
 Payable for securities
  on loan................               0             0     362,420,606            0
 Due to custodian........               0     8,465,624               0            0
 Accrued expenses and
  other liabilities......         361,047        88,081         291,819      113,466
-------------------------------------------------------------------------------------
   Total liabilities.....      18,099,998    15,535,303     375,600,808    1,645,640
-------------------------------------------------------------------------------------
 NET ASSETS..............  $3,314,096,255  $736,599,174  $3,066,248,596 $389,394,155
-------------------------------------------------------------------------------------
 NET ASSETS REPRESENTED
  BY
 Paid-in capital.........  $3,314,463,176  $736,641,072  $3,066,247,890 $389,403,938
 Accumulated net
  realized gains or
  losses on
  investments............        (366,921)      (41,898)            706       (9,783)
-------------------------------------------------------------------------------------
   TOTAL NET ASSETS......  $3,314,096,255  $736,599,174  $3,066,248,596 $389,394,155
-------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
 Institutional Shares....  $1,845,028,076  $649,169,116  $1,799,285,987 $357,754,347
 Institutional Service
  Shares.................   1,469,068,179    87,430,058   1,266,962,609   31,639,808
-------------------------------------------------------------------------------------
                           $3,314,096,255  $736,599,174  $3,066,248,596 $389,394,155
-------------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Institutional Shares....   1,845,215,918   649,225,553   1,799,288,921  357,763,481
 Institutional Service
  Shares.................   1,469,253,111    87,434,388   1,266,962,568   31,640,457
-------------------------------------------------------------------------------------
 NET ASSET VALUE PER
  SHARE
 Institutional Shares....  $         1.00  $       1.00  $         1.00 $       1.00
-------------------------------------------------------------------------------------
 Institutional Service
  Shares.................  $         1.00  $       1.00  $         1.00 $       1.00
-------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

 -------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                  Six Months Ended August 31, 1998 (Unaudited)

                               SELECT       SELECT       SELECT        SELECT
                            MONEY MARKET   MUNICIPAL    TREASURY    100% TREASURY
                                FUND         FUND         FUND          FUND
---------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest................   $78,311,603   $10,685,469  $76,892,414   $8,876,304
---------------------------------------------------------------------------------
 EXPENSES
 Management fee..........     2,048,692       433,165    2,060,499      425,767
 Distribution Plan
  expenses...............     1,819,859       116,178    1,408,886       28,165
 Administrative services
  fees...................       376,207        79,526      404,224       46,438
 Custodian fees..........       308,090        89,333      271,398       45,580
 Registration and filing
  fees...................       136,450        86,766      325,375      108,036
 Trustees' fees and
  expenses...............        29,703         5,864       38,812        2,818
 Professional fees.......         6,973        11,820       41,051        7,555
 Organization expenses...         1,382         1,382        1,382            0
 Other...................        15,027         7,386       68,680        8,341
 Fee waivers.............       (41,190)     (390,528)    (216,727)    (303,688)
---------------------------------------------------------------------------------
  Total expenses.........     4,701,193       440,892    4,403,580      369,012
 Less: Indirectly paid
  expenses...............        (3,380)       (8,928)      (1,788)        (140)
---------------------------------------------------------------------------------
  Net expenses...........     4,697,813       431,964    4,401,792      368,872
---------------------------------------------------------------------------------
 NET INVESTMENT INCOME...    73,613,790    10,253,505   72,490,622    8,507,432
---------------------------------------------------------------------------------
 Net realized gains or
  losses on investments..       (31,837)       (8,713)         706       (8,756)
---------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............   $73,581,953   $10,244,792  $72,491,328   $8,498,676
---------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Funds
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                  Six Months Ended August 31, 1998 (Unaudited)

                               SELECT          SELECT          SELECT          SELECT
                            MONEY MARKET      MUNICIPAL       TREASURY      100% TREASURY
                                FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...  $    73,613,790  $  10,253,505  $    72,490,622  $   8,507,432
 Net realized gains or
  losses on
  investments............          (31,837)        (8,713)             706         (8,756)
------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............       73,581,953     10,244,792       72,491,328      8,498,676
------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM NET
  INVESTMENT INCOME
 Institutional Shares....      (35,186,046)    (8,695,868)     (43,643,498)    (7,964,750)
 Institutional Service
  Shares.................      (38,427,744)    (1,557,637)     (28,847,124)      (542,682)
------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........      (73,613,790)   (10,253,505)     (72,490,622)    (8,507,432)
------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................    5,979,629,369    895,536,771    4,835,398,480    465,585,569
 Proceeds from shares
  issued in connection
  with the acquisition
  of:
  CoreFund Elite Cash
   Reserve...............      657,769,349              0                0              0
  CoreFund Elite Tax
   Free Reserve..........                0    189,948,627                0              0
  CoreFund Elite
   Treasury..............                0              0      117,332,798              0
 Proceeds from
  reinvestment of
  distributions..........       27,581,893        894,200        4,784,682          9,687
 Payment for shares
  redeemed...............   (5,617,941,540)  (853,538,128)  (4,153,028,047)  (326,692,947)
------------------------------------------------------------------------------------------
  Net increase from
   capital share
   transactions..........    1,047,039,071    232,841,470      804,487,913    138,902,309
------------------------------------------------------------------------------------------
   Total increase in net
    assets...............    1,047,007,234    232,832,757      804,488,619    138,893,553
 NET ASSETS
 Beginning of period.....    2,267,089,021    503,766,417    2,261,759,977    250,500,602
------------------------------------------------------------------------------------------
 END OF PERIOD...........  $ 3,314,096,255  $ 736,599,174  $ 3,066,248,596  $ 389,394,155
------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EGERGREEN
                           Select Money Market Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                          Year Ended February 28, 1998

                                SELECT           SELECT           SELECT          SELECT
                             MONEY MARKET       MUNICIPAL        TREASURY      100% TREASURY
                                 FUND             FUND             FUND           FUND *
--------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...  $     91,336,644  $    11,772,037  $    77,362,008  $  2,312,567
 Net realized loss on
  investments............          (333,234)         (21,765)               0        (1,027)
--------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............        91,003,410       11,750,272       77,362,008     2,311,540
--------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM NET
  INVESTMENT INCOME
 Institutional Shares....       (48,087,627)     (10,940,574)     (30,337,499)   (2,267,246)
 Institutional Service
  Shares.................       (43,249,017)        (831,463)     (47,024,509)      (45,321)
--------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (91,336,644)     (11,772,037)     (77,362,008)   (2,312,567)
--------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................    11,102,724,706    1,292,087,527    6,960,790,322   305,672,656
 Proceeds from
  reinvestment of
  distributions..........        26,164,108          806,793        7,040,441        45,452
 Payment for shares
  redeemed...............   (10,304,091,494)  (1,009,525,052)  (5,583,211,658)  (55,316,479)
--------------------------------------------------------------------------------------------
  Net increase from
   capital share
   transactions..........       824,797,320      283,369,268    1,384,619,105   250,401,629
--------------------------------------------------------------------------------------------
   Total increase in net
    assets...............       824,464,086      283,347,503    1,384,619,105   250,400,602
 NET ASSETS
 Beginning of year.......     1,442,624,935      220,418,914      877,140,872       100,000
--------------------------------------------------------------------------------------------
 END OF YEAR.............  $  2,267,089,021  $   503,766,417  $ 2,261,759,977  $250,500,602
--------------------------------------------------------------------------------------------

*For the period from December 8, 1997 (commencement of operations) to February
 28, 1998

                  See Combined Notes to Financial Statements.

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               COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Select Money Market Funds consist of Evergreen Select Money Mar-ket Fund ("Select Money Market Fund"), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund"), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund") and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund") (known collectively as the "Funds"). Each Fund is a series of Evergreen Select Money Market Trust (the "Trust"), a Delaware busi-ness trust organized on September 18, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified series of the Trust.

Each Fund offers Institutional Shares and Institutional Service Shares which are sold without a front-end sales charge. Institutional Service Shares pay an ongoing distribution fee.

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit, U.S. Government securities or other highly liquid securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes

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         COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited) (continued)

is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under a distribution plan for the Institutional Service Shares.

H. ORGANIZATION EXPENSES
Organization expenses are amortized to operations over a five-year period on a straight-line basis from commencement of operations. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year am-ortization period, redemption proceeds will be reduced by any unamortized or-ganization expenses in the same proportion as the number of initial shares be-ing redeemed bears to the number of initial shares outstanding at the time of the redemption.

2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are cur-rently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of beneficial interest (valued at $1.00 per share) for each Fund were as follows:

--------------------------------------------------------------------------------
Select Money Market Fund
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended          Year Ended
                                            August 31, 1998  February 28, 1998
------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold................................  2,816,242,179     4,210,325,753
Shares issued in acquisition of CoreFund
 Elite Cash Reserve........................    657,746,423                 0
Shares issued in reinvestment of
 distributions.............................      4,955,242         4,406,765
Shares redeemed............................ (2,685,633,035)   (3,738,159,269)
------------------------------------------------------------------------------
Net increase...............................    793,310,809       476,573,249
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold................................  3,163,387,190     6,892,398,953
Shares issued in acquisition of CoreFund
 Elite Cash Reserve........................         28,779                 0
Shares issued in reinvestment of
 distributions.............................     22,626,651        21,757,343
Shares redeemed............................ (2,932,308,505)   (6,565,932,225)
------------------------------------------------------------------------------
Net increase...............................    253,734,115       348,224,071
------------------------------------------------------------------------------

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                                    [LOGO]
--------------------------------------------------------------------------------

         COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited) (continued)
--------------------------------------------------------------------------------
Select Municipal Fund
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended         Year Ended
                                              August 31,1998 February 28, 1998
------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold..................................   703,098,336    1,122,156,301
Shares issued in acquisition of CoreFund
 Elite Tax Free Reserve......................   189,965,707                0
Shares issued in reinvestment of
 distributions...............................       360,668          614,402
Shares redeemed..............................  (686,217,329)    (886,886,123)
------------------------------------------------------------------------------
Net increase.................................   207,207,382      235,884,580
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold..................................   192,438,435      169,931,226
Shares issued in acquisition of CoreFund
 Elite Tax Free Reserve......................         1,789                0
Shares issued in reinvestment of
 distributions...............................       533,532          192,391
Shares redeemed..............................  (167,320,799)    (122,638,929)
------------------------------------------------------------------------------
Net increase.................................    25,652,957       47,484,688
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select Treasury Fund
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended          Year Ended
                                            August 31, 1998  February 28, 1998
------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold................................  2,535,223,652     3,647,541,042
Shares issued in acquisition of CoreFund
 Elite Treasury Reserve....................      5,032,720                 0
Shares issued in reinvestment of
 distributions.............................        142,019           270,054
Shares redeemed............................ (1,997,810,893)   (2,758,881,077)
------------------------------------------------------------------------------
Net increase...............................    542,587,498       888,930,019
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold................................  2,300,174,828     3,313,249,280
Shares issued in acquisition of CoreFund
 Elite Treasury Reserve....................    112,303,677                 0
Shares issued in reinvestment of
 distributions.............................      4,642,663         6,770,387
Shares redeemed............................ (2,155,217,154)   (2,824,330,581)
------------------------------------------------------------------------------
Net increase...............................    261,904,014       495,689,086
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Select 100% Treasury Fund
--------------------------------------------------------------------------------

                                                            December 8, 1997
                                            Six Months      (Commencement of
                                               Ended      Class Operations) to
                                          August 31, 1998  February 28, 1998
------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold..............................   374,799,905       281,511,760
Shares issued in reinvestment of
 distributions...........................         9,687            40,594
Shares redeemed..........................  (262,050,801)      (36,647,664)
------------------------------------------------------------------------------
Net increase.............................   112,758,791       244,904,690
------------------------------------------------------------------------------

                                                           December 23, 1997
                                            Six Months      (Commencement of
                                               Ended      Class Operations) to
                                          August 31, 1998  February 28, 1998
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold..............................    90,785,664        24,160,896
Shares issued in reinvestment of
 distributions...........................             0             4,858
Shares redeemed..........................   (64,642,146)      (18,668,815)
------------------------------------------------------------------------------
Net increase.............................    26,143,518         5,496,939
------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

The Select Treasury Fund loaned securities during the six months ended August 31, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received repurchase agreements fully collateralized by U.S. Government securities as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of

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         COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited) (continued)

each loan. The Fund monitors the adequacy of the collateral daily and will re-quire the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At August 31, 1998, the value of securities on loan and the value of collateral including accrued interest, amounted to $362,298,322 and $362,487,234, respec-tively. During the six months ended August 31, 1998, the Fund earned $190,751 in income from securities lending transactions.

As of February 28, 1998, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                            Expiration
                                                          ---------------
                                                           2005    2006
                                                          ---------------
         Select Money Market Fund........................ $2,000 $131,000
         Select Municipal Fund...........................  1,000        0
         Select 100% Treasury Fund.......................      0    1,000

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds. Each Fund has adopted a Distribution Plan (the "Plan") for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Plan permits each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Un-der the terms of the Plan, the Funds incur distribution-related and shareholder servicing expenses which may not exceed 0.25% of the average daily net assets of each Fund's outstanding Institutional Service Shares. Distribution Plan ex-penses are calculated daily and paid monthly.

The Plan may be terminated at any time by vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the Institutional Service Shares.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Car-olina ("FUNB"), a subsidiary of First Union Corporation ("First Union"), serves as the investment advisor to the Funds. The advisory fee is computed daily and paid monthly based on a percentage of each Fund's average daily net assets.

                                                                 Annual
                                                              Advisory Fee
                                                              ------------
         Select Money Market Fund............................    0.15%
         Select Municipal Fund...............................    0.15%
         Select Treasury Fund................................    0.15%
         Select 100% Treasury Fund...........................    0.25%

Currently, CMG has voluntarily agreed to reduce its investment advisory fee for the Select 100% Treasury Fund by 0.10%.

For the six months ended August 31, 1998, CMG voluntarily waived its fees as follows:

                                                                Management
                                                                Fee waiver
                                                                ----------
         Select Money Market Fund..............................  $ 41,190
         Select Municipal Fund.................................   390,528
         Select Treasury Fund..................................   216,727
         Select 100% Treasury Fund.............................   303,688

CMG can modify or discontinue these voluntary waivers at any time.

Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, serves as the administrator for each Fund. BISYS Fund Services serves as the sub-administrator. The administrator and sub-administrator for each Fund is en-titled to an annual fee based on the average daily net assets of the funds ad-ministered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by ap-plying percentage rates, which start at 0.05% and decline to 0.01% per annum as net

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         COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited) (continued)

assets increase, to the average daily net asset value of each Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% as net assets increase, to the average daily net assets of each Fund.

During the six months ended August 31, 1998, the Funds paid or accrued the fol-lowing amounts to EIS for certain administrative services:

         Select Money Market Fund................................ $301,930
         Select Municipal Fund...................................   63,823
         Select Treasury Fund....................................  304,060
         Select 100% Treasury Fund...............................   35,203

Evergreen Service Company ("ESC"), an indirect, fully owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustee. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

8. ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                            Class of Shares  Value of Net
Acquired Fund                      Acquiring Fund              Exchanged    Assets Acquired
-------------------------------------------------------------------------------------------
CoreFund Elite Cash
 Reserve................ Select Money Market Fund           Class I and IS   $657,769,349
CoreFund Elite Tax Free
 Reserve................ Select Municipal Money Market Fund Class I and IS    189,948,627
CoreFund Elite Treasury
 Reserve................ Select Treasury Money Market Fund  Class I and IS    117,332,798

On July 27, 1998, the aggregate net assets of the Select Money Market, Select Municipal Money Market and Select Treasury Money Market Funds immediately after the acquisitions were $3,259,642,735, $732,088,341 and $2,907,379,461, respec-
tively.

9. FINANCING AGREEMENT


On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for tempo-rary or emergency purposes only and is subject to each Fund's borrowing re-strictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market

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         COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited) (continued)

Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. During the six months ended August 31, 1998, the Funds had no borrowings under these agreements.

10. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

--------------------------------------------------------------------------------

                             Evergreen Select Funds


Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund

Municipal Fixed Income
Intermediate Tax Exempt Bond Fund

Taxable Fixed Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund

Growth and Income/Balanced
Equity Income Fund
Balanced Fund

Growth
Small Company Growth Fund
Small Company Value Fund
Strategic Growth Fund
Common Stock Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles Fund


37858                                                       543700    RVO  10/98

--------------------------------------------------------------------------------
                                                                   -------------
                                                                     BULK RATE
   [LOGO OF                                                         U.S. POSTAGE
EVERGREEN FUNDS                                                        PAID
 APPEARS HERE]                                                     PERMIT NO. 19
                                                                     HUDSON, MA
                                                                   -------------
200 Berkeley Street
Boston, MA 02116